Mining Equipment, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Mining Equipment, Net [Abstract]
MINING EQUIPMENT, NET

NOTE 5 — MINING EQUIPMENT, NET

Mining equipment consisted of 10,725 and 8,825 units of bitcoin mining machines as of March 31, 2025 and December 31, 2024, respectively. The following table summarizes the carrying amount of the Company’s mining equipment as of:

	March 31, 2025	December 31, 2024
Mining equipment
Balance, beginning of year	$17,109,000	$15,978,000
Additions	686,000	1,573,000
Disposals	—	(442,000)
Ending balance	$17,795,000	$17,109,000

Accumulated depreciation
Balance, beginning of year	$14,115,000	$3,062,000
Additions	1,071,000	11,179,000
Disposals	—	(126,000)
Ending balance	$15,186,000	$14,115,000
Net carrying amount	$2,609,000	$2,994,000

Purchase of mining machines

In March 2025, the Company purchased 1,900 SI 9JPro series machines with an extended warranty. The purchase price was a cash payment of approximately $608,000 and the issuance of $100,000 of the Company’s common stock at a price of $0.40 per share. The common stock had a fair market price of approximately $86,000 on the commitment date. As of March 31, 2025, the Company paid $558,000 of the $608,000 cash payment due. The issuance of $100,000 of the Company’s common stock remains outstanding.

NOTE 5 — MINING EQUIPMENT, NET

Mining equipment consisted of 8,825 and 8,532 units of bitcoin mining machines as of December 31, 2024 and 2023, respectively.

The following table summarizes the carrying amount of the Company’s mining equipment, as of December 31,

	2024	2023
Mining equipment
Balance, beginning of year	$15,978,000	$47,599,000
Additions	1,573,000	1,894,000
Disposals	(442,000)	(105,000)
Impairment	—	(8,335,000)
Revaluation from impairment	—	(25,075,000)
Ending balance	$17,109,000	$15,978,000

Accumulated depreciation
Balance, beginning of year	$3,062,000	$13,231,000
Additions	11,179,000	14,958,000
Disposals	(126,000)	(51,000)
Revaluation from impairment	—	(25,076,000)
Ending balance	$14,115,000	$3,062,000
Mining equipment, net	$2,994,000	$12,916,000